UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6622

        Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30, 2005

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Arkansas - 1.6%
$ 1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	$ 1,087,340
	5.000%, 10/01/19 - FSA Insured
1,000	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks	11/11 at 101.00	Baa1	1,037,310
	Regional Medical Center, Series 2001A, 5.250%, 11/01/21
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,106,880
	12/01/32 - FGIC Insured

	California - 5.6%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	750,340
	2004A, 0.000%, 10/01/25 - AMBAC Insured
2,500	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 - AMBAC Insured	10/07 at 101.00	AAA	2,628,875
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	A2	3,871,963
	5/01/14
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	2,262,880
	California Projects, Series 1993A, 5.500%, 6/01/14
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects,	12/08 at 101.00	A-	525,040
	Series 1998A, 5.250%, 12/01/16
500	Contra Costa Water District, California, Water Revenue Refunding Bonds, Series 1997H, 5.000%,	10/07 at 100.00	AA	521,105
	10/01/17
500	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	536,045
	Hospital Replacement Project, Series 1997, 5.375%, 11/01/17 - MBIA Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,379,380
	Series 2003A-1, 6.750%, 6/01/39

	Colorado - 8.6%
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22	3/12 at 100.00	AA***	1,908,284
1,300	5.500%, 3/01/22	3/12 at 100.00	AA	1,432,262
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	AAA	1,727,030
	11/15/16 - FGIC Insured
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.625%,	11/11 at 100.00	AAA	5,510,600
	11/15/17 (Alternative Minimum Tax) - FGIC Insured
3,185	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,772,346
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	AAA	3,180,630
	Series 2003A, 5.000%, 12/01/23 - XLCA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,000	0.000%, 9/01/24 - MBIA Insured	No Opt. Call	AAA	2,094,900
5,000	0.000%, 9/01/28 (Pre-refunded to 9/01/10) - MBIA Insured	9/10 at 31.42	AAA	1,322,850
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.250%,	6/11 at 102.00	AAA	268,612
	6/15/41 - FSA Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	A3	1,157,761

	District of Columbia - 0.2%
500	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series 1996A,	8/06 at 102.00	AAA	526,410
	5.750%, 8/15/16 - MBIA Insured

	Florida - 2.6%
6,060	JEA, Florida, St. John's River Power Park System Revenue Refunding Bonds, Issue Two, Series Nine,	10/05 at 100.00	Aa2	6,112,540
	5.250%, 10/01/21
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series 2001,	7/11 at 101.00	Aaa	664,881
	5.125%, 7/01/29 - FGIC Insured

	Hawaii - 0.5%
1,100	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AAA	1,170,763
	5/01/17 - AMBAC Insured

	Illinois - 14.3%
4,425	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/05 at 100.00	AA	4,432,124
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
2,400	Chicago, Illinois, Special Facility Revenue Refunding Bonds, O'Hare International Airport, United	No Opt. Call	N/R	396,840
	Air Lines Inc. Project, Series 2001C, 6.300%, 5/01/16 #
250	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago	8/08 at 100.00	Baa2	260,338
	Project, Series 1998, 5.200%, 8/01/11
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,262,393
	9/01/31 - RAAI Insured
3,000	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke's Medical Center	11/05 at 100.00	AAA	3,022,110
	Obligated Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A,	7/11 at 100.00	Baa1	1,132,838
	6.125%, 7/01/31
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.250%,	7/12 at 100.00	A-	2,519,196
	7/01/22
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement	5/12 at 101.00	Baa2	650,028
	Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	6,120,888
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/05 at 100.00	A1	45,102
	Project, Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,545,300
	Expansion Project, Series 2002B, 5.000%, 6/15/21 - MBIA Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series	12/12 at 100.00	AA	5,254,115
	2002A, 5.000%, 6/01/22 - RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series
	2002B:
1,060	0.000%, 12/01/17 - RAAI Insured	No Opt. Call	AA	600,373
1,135	0.000%, 12/01/18 - RAAI Insured	No Opt. Call	AA	609,279
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,202,025
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21 - RAAI	12/11 at 100.00	AA	1,039,660
	Insured

	Indiana - 3.1%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,070,140
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 - FGIC Insured
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%, 1/01/21 -	1/12 at 100.00	AAA	4,716,822
	AMBAC Insured
1,280	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2, 5.250%,	7/11 at 100.00	Aaa	1,330,355
	7/01/23 (Alternative Minimum Tax)
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series	1/15 at 100.00	AAA	804,990
	2005, 5.000%, 7/15/22 - MBIA Insured

	Iowa - 1.8%
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
1,000	5.300%, 6/01/25	6/11 at 101.00	BBB	1,020,250
3,500	5.600%, 6/01/35	6/11 at 101.00	BBB	3,580,325

	Louisiana - 2.1%
2,125	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	2,294,150
	5.250%, 7/01/24 - MBIA Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	AAA	3,198,120
	7/01/27 - AMBAC Insured

	Massachusetts - 2.2%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	BBB+	3,223,830
	Series 2001E, 6.250%, 10/01/31
2,090	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 -	No Opt. Call	AAA	2,363,665
	MBIA Insured

	Michigan - 2.0%
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit	12/12 at 100.00	AA-	3,093,285
	Group, Series 2002C, 5.375%, 12/01/30
2,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited Tax	5/09 at 100.00	AA	2,084,920
	General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

	Nevada - 7.1%
500	Clark County, Nevada, Limited Tax General Obligation Las Vegas Convention and Visitors Authority	7/06 at 101.00	AAA	517,515
	Bonds, Series 1996, 5.500%, 7/01/17 - MBIA Insured
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	6/11 at 100.00	AAA	1,646,130
	2001, 5.300%, 6/01/19 - FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 - AMBAC Insured	No Opt. Call	AAA	2,179,914
13,250	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	14,123,175

	New Jersey - 1.0%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	2,610,925
	Series 2003, 5.500%, 7/01/23

	New Mexico - 2.5%
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 - FSA Insured	7/14 at 100.00	AAA	564,613
660	4.625%, 7/01/25 - FSA Insured	7/14 at 100.00	AAA	671,431
2,000	4.750%, 7/01/27 - FSA Insured	7/14 at 100.00	AAA	2,062,080
3,000	4.750%, 1/01/28 - FSA Insured	7/14 at 100.00	AAA	3,086,340

	New York - 4.9%
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	12/14 at 100.00	AAA	2,141,540
	Fiscal Series 2005B, 5.000%, 6/15/36 - FSA Insured
2,700	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	2,878,659
	Group, Series 2000A, 6.500%, 7/01/17
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/11 at 100.00	AA-	3,335,970
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
3,810	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%,	No Opt. Call	AA-	4,215,460
	1/01/10

	North Carolina - 0.6%
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	1,561,890
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

	Ohio - 1.1%
2,800	Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland Clinic Foundation - Meridia Health System,	8/05 at 102.00	AAA	2,868,740
	Series 1995, 6.250%, 8/15/14 (Pre-refunded to 8/15/05)

	Pennsylvania - 2.7%
1,020	Carlisle Area School District, Cumberland County, Pennsylvania, General Obligation Bonds, Series	9/09 at 100.00	Aaa	1,080,047
	2004A, 5.000%, 9/01/20 - FGIC Insured
1,000	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System	2/09 at 101.00	AAA	1,066,650
	Project, Series 1999, 5.125%, 8/15/17 - MBIA Insured
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,100,440
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 (Alternative Minimum Tax) -
	FGIC Insured
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	3,680,723
	2/01/31 (Pre-refunded to 2/01/12) - FSA Insured

	Puerto Rico - 1.2%
3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%,	12/13 at 100.00	AA***	3,220,320
	12/01/20

	Rhode Island - 2.0%
5,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,268,950
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 6.5%
620	Florence, South Carolina, Water and Sewer Revenue Bonds, Series 2000, 5.750%, 3/01/20 - AMBAC	3/10 at 101.00	AAA	688,820
	Insured
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-***	4,696,120
	5.875%, 12/01/19 (Pre-refunded to 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,822,400
	Improvement Bonds, Series 2003, 6.000%, 11/01/18
8,350	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System,	1/06 at 102.00	AAA	8,637,240
	Series 1996A, 5.750%, 1/01/22 - MBIA Insured

	South Dakota - 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and	11/14 at 100.00	A+	1,060,430
	Health System, Series 2004A, 5.250%, 11/01/34

	Texas - 14.9%

4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/12 at 101.00	A-	4,370,960
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Alternative Minimum Tax)
	(Mandatory put 5/15/17)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	1,571,070
	Series 2005, 5.000%, 1/01/45 - FGIC Insured
1,270	Cleveland Housing Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding	7/05 at 100.00	AAA	1,272,248
	Bonds, Series 1992C, 7.375%, 7/01/24 - MBIA Insured
4,550	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%,	11/31 at 53.78	AAA	674,993
	11/15/41 - MBIA Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	10/05 at 102.00	AAA	2,844,250
	Children's Hospital, Series 1995, 5.500%, 10/01/16 - MBIA Insured
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	3,159,180
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20	7/12 at 100.00	AAA	2,212,860
	(Alternative Minimum Tax) - FSA Insured
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation	2/12 at 100.00	AAA	3,265,375
	Bonds, Series 2002A, 5.000%, 2/15/32
	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series 1998:
780	5.000%, 2/15/14 (Pre-refunded to 2/15/08)	2/08 at 100.00	AAA	822,705
220	5.000%, 2/15/14	2/08 at 100.00	AAA	230,793
1,000	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	1,065,150
	2004, 5.000%, 8/15/23
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	5,185,053
	2002A, 5.500%, 10/01/17 - RAAI Insured
1,000	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42	8/13 at 100.00	Aa1	1,042,210
	(Alternative Minimum Tax)
8,900	Texas Turnpike Authority, Dallas North Tollway System Revenue Bonds, President George Bush	1/06 at 102.00	AAA	9,170,471
	Turnpike, Series 1995, 5.250%, 1/01/23 - FGIC Insured
1,250	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1996B,	1/07 at 100.00	AAA	1,287,262
	5.125%, 7/15/18

	Utah - 0.6%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,553,316
	5.000%, 7/01/21 - AMBAC Insured

	Vermont - 2.6%
3,000	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 - FSA	2/09 at 100.00	AAA	3,138,720
	Insured
3,600	Vermont Industrial Development Authority, Industrial Development Revenue Refunding Bonds, Stanley	9/05 at 100.00	A	3,606,732
	Works Inc. Project, Series 1992, 6.750%, 9/01/10

	Virginia - 0.5%
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 - MBIA Insured	11/05 at 102.00	AAA	257,565
1,000	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor	5/07 at 101.00	AA+	1,047,700
	Development Program, Series 1997C, 5.125%, 5/15/19

	Washington - 3.6%
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives,	12/07 at 101.00	AAA	2,109,720
	Series 1997A, 5.125%, 12/01/17 - MBIA Insured
6,715	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	7,186,392
	System, Series 2001A, 5.125%, 10/01/17 - MBIA Insured

	Wisconsin - 2.0%
4,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002G,	3/12 at 100.00	AA	4,155,320
	4.850%, 9/01/17
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	1,091,460
	Inc., Series 2003A, 5.500%, 8/15/18

$ 255,935		Total Long-Term Investments (cost $242,355,143) - 98.8%	255,538,515

		Other Assets Less Liabilities - 1.2%	3,185,535

		Net Assets - 100%	$258,724,050

	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest. Such securities are normally considered
		to be equivalent to AAA rated securities.
	#	On December 9 2002, UAL Corporation, the holdong company of United Air Lines, Inc filed for federal bankruptcy
		protection. The Adviser determined that it was likely United would not remain current on their interest payment
		obligations with respect to these bonds and thus has stopped accruing interest.
	N/R	Investment is not rated.

		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on investment transactions.

		At June 30, 2005, the cost of investments was $242,270,204.

		Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation	$15,280,404
		Depreciation	(2,012,093)

		Net unrealized appreciation of investments	$13,268,311

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.